Consolidated Statements of Changes in Shareholders' Equity (Parenthetical)	Dec. 31, 2016 $ / shares
Issue price per share | (per share)	$ 0.25
Issue price per share one	0.30
Weighted average exercise price of warrants	$ 0.35